Capital Management (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Funds From Operations [Abstract]
Cash flow from operating activities	$ 834,939	$ 485,322
Change in non-cash working capital	52,070	(39,448)
Asset retirement obligations settled	15,417	14,035
Transaction costs	0	13,074
Adjusted funds flow	902,426	472,983
Net Debt [Abstract]
Bank loan - principal	505,412	520,700
Long-term notes - principal	1,328,175	1,583,240
Trade and other payables	207,454	258,114
Cash	(5,572)	0	$ 0
Trade and other current receivables	(173,762)	(111,564)
Net debt	1,871,791	2,265,167
Cost
Net Debt [Abstract]
Bank loan - principal	506,471	522,294
Long-term notes - principal	1,337,200	1,596,323
Liquidity risk
Undrawn Credit Facilities and Net Debt Ratio [Abstract]
Undrawn borrowing facilities	523,800	$ 547,700
Net Debt [Abstract]
Trade and other payables	$ 207,454